UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06677

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 8

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2011

Date of reporting period:	3/31/2011

Item 1 – Reports to Stockholders

SEMIANNUAL REPORT	MARCH 31, 2011

Prudential Stock Index Fund

Fund Type Large-cap stock Objective Provide investment results that correspond to the price and yield performance of the S&P 500 Index

This report is not authorized for distribution

to prospective investors unless preceded or

accompanied by a current prospectus.

The views expressed in this report and

information about the Fund’s portfolio holdings

are for the period covered by this report and are

subject to change thereafter.

The accompanying financial statements as of March 31, 2011, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the

Prudential logo and the Rock symbol are
service marks of Prudential Financial, Inc. and

its related entities, registered in many

jurisdictions worldwide.

To enroll in e-delivery, go to www.prudentialfunds.com/edelivery

May 16, 2011

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. Semiannual reports are interim statements furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing the Prudential Investments® family of mutual funds.

Sincerely,

Judy A. Rice, President

Prudential Investment Portfolios 8/Prudential Stock Index Fund

Prudential Investment Portfolios 8/Prudential Stock Index Fund	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 3.25% (Class A shares). Gross operating expenses: Class A, 0.75%; Class B, 2.01%; Class C, 1.39%; Class I, 0.41%; Class Z, 0.47%. Net operating expenses: Class A, 0.53%; Class B, 1.79%; Class C, 1.17%; Class I, 0.19%; Class Z, 0.25%, after contractual reduction through 1/31/2012.

Cumulative Total Returns (Without Sales Charges) as of 3/31/11
	Six Months	One Year	Five Years	Ten Years
Class A	17.16%	15.16%	11.49%	31.42%
Class B	16.37	14.01	6.99	21.53
Class C	16.77	14.54	7.37	21.99
Class I	17.34	15.56	13.46	36.06
Class Z	17.31	15.53	13.12	35.03
S&P 500 Index	17.31	15.66	13.85	38.28
Lipper Average	16.97	14.98	11.03	31.54

Average Annual Total Returns (With Sales Charges) as of 3/31/11
		One Year	Five Years	Ten Years
Class A		11.42%	1.53%	2.43%
Class B		9.01	1.17	1.97
Class C		13.54	1.43	2.01
Class I		15.56	2.56	3.13
Class Z		15.53	2.50	3.05
S&P 500 Index		15.66	2.63	3.29
Lipper Average		14.98	2.11	2.77

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 3.25%, a 12b-1 fee of up to 0.30% annually, and all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. Under certain limited circumstances, an exchange may be made from Class A shares to Class Z shares of the Fund. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C

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shares are not subject to a front-end sales charge, but charge a CDSC of 1% for Class C shares sold within 12 months from the date of purchase and an annual 12b-1 fee of 1%. Class I and Z shares are not subject to sales charges or 12b-1 fees. Without waiver of fees and/or expense subsidization, the Fund’s total returns would have been lower. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

S&P 500 Index

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It is a broad representation of how U.S. stock prices have performed.

Lipper S&P 500 Index Objective Funds Average

The Lipper S&P 500 Index Objective Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper S&P 500 Index Objective Funds category for the periods noted. Funds in the Lipper Average are passively managed, limited expense (management fee no higher than 0.50%) funds designed to replicate the performance of the S&P 500 Index on a reinvested basis.

Investors cannot invest directly in an index or average. The returns for the S&P 500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

S&P 500 Index as of 3/31/11

Source: Factset.

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, and “500” are trademarks of Standard & Poor’s Financial Services LLC and have been licensed for use by Prudential Investments LLC, its affiliates, and

Prudential Investment Portfolios 8/Prudential Stock Index Fund	3

Your Fund’s Performance (continued)

subsidiaries. The Prudential Stock Index Fund is not sponsored, endorsed, sold, or promoted by S&P and S&P makes no representation regarding the advisability of investing in the Fund.

The performance cited does not represent the performance of the Prudential Stock Index Fund. Past performance does not guarantee future results. Investors cannot invest directly in an index or average.

* Sector weightings are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2010, at the beginning of the period, and held through the six-month period ended March 31, 2011. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investment funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Prudential Investment Portfolios 8/Prudential Stock Index Fund	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Stock Index Fund		Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,171.60	0.53%	$2.87
	Hypothetical	$1,000.00	$1,022.29	0.53%	$2.67

Class B	Actual	$1,000.00	$1,163.70	1.79%	$9.66
	Hypothetical	$1,000.00	$1,016.01	1.79%	$9.00

Class C	Actual	$1,000.00	$1,167.70	1.17%	$6.32
	Hypothetical	$1,000.00	$1,019.10	1.17%	$5.89

Class I	Actual	$1,000.00	$1,173.40	0.19%	$1.03
	Hypothetical	$1,000.00	$1,023.98	0.19%	$0.96

Class Z	Actual	$1,000.00	$1,173.10	0.25%	$1.35
	Hypothetical	$1,000.00	$1,023.68	0.25%	$1.26

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2011, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2011 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of March 31, 2011 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 97.0%
COMMON STOCKS

Aerospace & Defense 2.7%
55,084	Boeing Co. (The)	$4,072,360
29,212	General Dynamics Corp.	2,236,471
9,899	Goodrich Corp.	846,662
59,815	Honeywell International, Inc.	3,571,554
3,808	Huntington Ingalls Industries, Inc.(a)	158,032
14,272	ITT Corp.	857,034
9,500	L-3 Communications Holdings, Inc.	743,945
23,356	Lockheed Martin Corp.	1,877,822
22,848	Northrop Grumman Corp.	1,432,798
11,100	Precision Castparts Corp.	1,633,698
29,044	Raytheon Co.	1,477,468
11,563	Rockwell Collins, Inc.	749,629
16,534	Textron, Inc.	452,866
72,040	United Technologies Corp.	6,098,186

		26,208,525

Air Freight & Logistics 1.0%
12,600	C.H. Robinson Worldwide, Inc.	934,038
16,500	Expeditors International of Washington, Inc.	827,310
24,216	FedEx Corp.	2,265,407
77,600	United Parcel Service, Inc. (Class B Stock)	5,767,232

		9,793,987

Airlines 0.1%
56,774	Southwest Airlines Co.	717,056

Auto Components 0.3%
17,871	Goodyear Tire & Rubber Co. (The)(a)	267,707
51,756	Johnson Controls, Inc.	2,151,497

		2,419,204

Automobiles 0.5%
289,638	Ford Motor Co.(a)	4,318,503
19,300	Harley-Davidson, Inc.	820,057

		5,138,560

Beverages 2.3%
8,020	Brown-Forman Corp. (Class B Stock)	547,766
178,332	Coca-Cola Co. (The)	11,832,328

See Notes to Financial Statements.

Prudential Investment Portfolios 8/Prudential Stock Index Fund	7

Portfolio of Investments

as of March 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Beverages (cont’d.)
26,200	Coca-Cola Enterprises, Inc.	$715,260
15,400	Constellation Brands, Inc. (Class A Stock)(a)	312,312
17,300	Dr Pepper Snapple Group, Inc.	642,868
12,494	Molson Coors Brewing Co. (Class B Stock)(b)	585,844
123,251	PepsiCo, Inc.	7,938,597

		22,574,975

Biotechnology 1.2%
73,204	Amgen, Inc.(a)	3,912,754
18,320	Biogen Idec, Inc.(a)	1,344,505
37,100	Celgene Corp.(a)	2,134,363
5,800	Cephalon, Inc.(a)(b)	439,524
20,000	Genzyme Corp.(a)	1,523,000
61,800	Gilead Sciences, Inc.(a)	2,622,792

		11,976,938

Building Products
21,526	Masco Corp.(b)	299,642

Capital Markets 2.3%
18,871	Ameriprise Financial, Inc.	1,152,641
97,638	Bank of New York Mellon Corp. (The)	2,916,447
71,111	Charles Schwab Corp. (The)	1,282,131
15,420	E*Trade Financial Corp.(a)	241,015
7,100	Federated Investors, Inc. (Class B Stock)(b)	189,925
11,314	Franklin Resources, Inc.	1,415,155
40,900	Goldman Sachs Group, Inc. (The)	6,481,423
35,100	Invesco Ltd.	897,156
14,500	Janus Capital Group, Inc.	180,815
12,400	Legg Mason, Inc.	447,516
120,136	Morgan Stanley	3,282,116
18,662	Northern Trust Corp.	947,096
39,562	State Street Corp.	1,777,916
20,000	T. Rowe Price Group, Inc.	1,328,400

		22,539,752

Chemicals 2.1%
16,632	Air Products & Chemicals, Inc.	1,499,874
6,200	Airgas, Inc.	411,804
6,100	CF Industries Holdings, Inc.	834,419

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Chemicals (cont’d.)
88,936	Dow Chemical Co. (The)	$3,357,334
71,544	E.I. du Pont de Nemours & Co.	3,932,774
5,093	Eastman Chemical Co.	505,837
17,882	Ecolab, Inc.	912,340
6,100	FMC Corp.	518,073
6,075	International Flavors & Fragrances, Inc.(b)	378,472
42,184	Monsanto Co.	3,048,216
13,074	PPG Industries, Inc.	1,244,775
23,958	Praxair, Inc.	2,434,133
6,916	Sherwin-Williams Co. (The)	580,875
8,832	Sigma-Aldrich Corp.	562,068

		20,220,994

Commercial Banks 2.8%
53,658	BB&T Corp.	1,472,912
13,961	Comerica, Inc.	512,648
74,073	Fifth Third Bancorp	1,028,133
17,843	First Horizon National Corp.	200,020
65,029	Huntington Bancshares, Inc.	431,793
79,135	KeyCorp	702,719
9,600	M&T Bank Corp.(b)	849,312
38,099	Marshall & Ilsley Corp.	304,411
40,902	PNC Financial Services Group, Inc.	2,576,417
93,074	Regions Financial Corp.	675,717
41,483	SunTrust Banks, Inc.	1,196,370
149,195	U.S. Bancorp	3,943,224
411,016	Wells Fargo & Co.	13,029,207
13,700	Zions Bancorporation(b)	315,922

		27,238,805

Commercial Services & Supplies 0.5%
10,668	Avery Dennison Corp.	447,629
11,000	Cintas Corp.	332,970
12,900	Iron Mountain, Inc.	402,867
15,525	Pitney Bowes, Inc.(b)	398,837
18,040	R.R. Donnelley & Sons Co.	341,317
25,375	Republic Services, Inc.	762,265
6,000	Stericycle, Inc.(a)(b)	532,020
36,913	Waste Management, Inc.	1,378,332

		4,596,237

See Notes to Financial Statements.

Prudential Investment Portfolios 8/Prudential Stock Index Fund	9

Portfolio of Investments

as of March 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Communications Equipment 2.0%
434,244	Cisco Systems, Inc.	$7,447,285
6,300	F5 Networks, Inc.(a)	646,191
11,800	Harris Corp.	585,280
14,987	JDS Uniphase Corp.(a)(b)	312,329
40,900	Juniper Networks, Inc.(a)	1,721,072
22,326	Motorola Mobility Holdings, Inc.(a)	544,754
25,516	Motorola Solutions, Inc.(a)	1,140,310
126,400	QUALCOMM, Inc.	6,930,512
32,994	Tellabs, Inc.	172,889

		19,500,622

Computers & Peripherals 4.3%
71,524	Apple, Inc.(a)	24,922,538
129,540	Dell, Inc.(a)	1,879,625
160,004	EMC Corp.(a)	4,248,106
173,002	Hewlett-Packard Co.	7,087,892
6,552	Lexmark International, Inc. (Class A Stock)(a)(b)	242,686
27,300	NetApp, Inc.(a)	1,315,314
17,200	SanDisk Corp.(a)	792,748
18,700	Western Digital Corp.(a)	697,323

		41,186,232

Construction & Engineering 0.2%
13,974	Fluor Corp.	1,029,325
9,800	Jacobs Engineering Group, Inc.(a)	504,014
10,800	Quanta Services, Inc.(a)	242,244

		1,775,583

Construction Materials
8,600	Vulcan Materials Co.(b)	392,160

Consumer Finance 0.8%
81,059	American Express Co.	3,663,867
35,666	Capital One Financial Corp.	1,853,205
43,918	Discover Financial Services	1,059,302
40,692	SLM Corp.(a)	622,588

		7,198,962

Containers & Packaging 0.2%
16,464	Ball Corp.	590,234

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Containers & Packaging (cont’d.)
8,210	Bemis Co., Inc.	$269,370
12,900	Owens-Illinois, Inc.(a)	389,451
12,336	Sealed Air Corp.	328,878

		1,577,933

Distributors 0.1%
13,099	Genuine Parts Co.	702,630

Diversified Consumer Services 0.1%
9,800	Apollo Group, Inc. (Class A Stock)(a)	408,758
4,700	DeVry, Inc.	258,829
26,420	H&R Block, Inc.(b)	442,271

		1,109,858

Diversified Financial Services 4.1%
792,195	Bank of America Corp.	10,559,959
2,279,155	Citigroup, Inc.(a)	10,073,865
5,190	CME Group, Inc. (Class A Stock)	1,565,045
5,500	IntercontinentalExchange, Inc.(a)	679,470
308,293	JPMorgan Chase & Co.	14,212,307
15,300	Leucadia National Corp.	574,362
15,476	Moody’s Corp.	524,791
12,300	NASDAQ OMX Group, Inc. (The)(a)	317,832
19,400	NYSE Euronext	682,298

		39,189,929

Diversified Telecommunication Services 2.7%
460,931	AT&T, Inc.	14,104,489
23,672	CenturyLink, Inc.(b)	983,571
72,160	Frontier Communications Corp.	593,155
134,836	Qwest Communications International, Inc.	920,930
220,633	Verizon Communications, Inc.	8,503,196
36,577	Windstream Corp.	470,746

		25,576,087

Electric Utilities 1.6%
38,191	American Electric Power Co., Inc.	1,342,032
101,269	Duke Energy Corp.	1,838,032
26,062	Edison International	953,608
15,715	Entergy Corp.	1,056,205

See Notes to Financial Statements.

Prudential Investment Portfolios 8/Prudential Stock Index Fund	11

Portfolio of Investments

as of March 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Electric Utilities (cont’d.)
51,056	Exelon Corp.	$2,105,549
31,477	FirstEnergy Corp.	1,167,482
32,072	NextEra Energy, Inc.	1,767,809
14,200	Northeast Utilities	491,320
17,400	Pepco Holdings, Inc.	324,510
7,900	Pinnacle West Capital Corp.	338,041
38,052	PPL Corp.	962,716
22,358	Progress Energy, Inc.	1,031,598
64,715	Southern Co. (The)	2,466,289

		15,845,191

Electrical Equipment 0.5%
58,450	Emerson Electric Co.	3,415,233
11,363	Rockwell Automation, Inc.	1,075,508
7,300	Roper Industries, Inc.	631,158

		5,121,899

Electronic Equipment, Instruments & Components 0.4%
13,100	Amphenol Corp. (Class A Stock)	712,509
123,297	Corning, Inc.	2,543,617
8,300	FLIR Systems, Inc.	287,263
13,700	Jabil Circuit, Inc.	279,891
9,050	Molex, Inc.	227,336

		4,050,616

Energy Equipment & Services 2.4%
31,445	Baker Hughes, Inc.	2,309,006
18,200	Cameron International Corp.(a)	1,039,220
5,400	Diamond Offshore Drilling, Inc.(b)	419,580
9,300	FMC Technologies, Inc.(a)	878,664
73,222	Halliburton Co.	3,649,384
8,800	Helmerich & Payne, Inc.(b)	604,472
26,500	Nabors Industries Ltd.(a)	805,070
33,000	National Oilwell Varco, Inc.	2,615,910
17,800	Noble Corp.(b)	812,036
9,910	Rowan Cos., Inc.(a)	437,824
105,241	Schlumberger Ltd.	9,814,776

		23,385,942

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Food & Staples Retailing 2.2%
33,908	Costco Wholesale Corp.	$2,486,135
104,299	CVS Caremark Corp.	3,579,542
49,034	Kroger Co. (The)	1,175,345
28,900	Safeway, Inc.	680,306
15,878	SUPERVALU, Inc.(b)	141,790
44,380	Sysco Corp.	1,229,326
71,778	Walgreen Co.	2,881,169
154,526	Wal-Mart Stores, Inc.	8,043,078
11,500	Whole Foods Market, Inc.	757,850

		20,974,541

Food Products 1.6%
50,459	Archer-Daniels-Midland Co.	1,817,029
13,947	Campbell Soup Co.	461,785
33,843	ConAgra Foods, Inc.	803,771
9,300	Dean Foods Co.(a)	93,000
48,744	General Mills, Inc.	1,781,593
24,214	H.J. Heinz Co.(b)	1,182,127
12,516	Hershey Co. (The)	680,245
11,200	Hormel Foods Corp.	311,808
9,000	J.M. Smucker Co. (The)	642,510
19,970	Kellogg Co.	1,077,981
135,566	Kraft Foods, Inc. (Class A Stock)	4,251,350
10,600	McCormick & Co., Inc.	506,998
15,265	Mead Johnson Nutrition Co. (Class A Stock)	884,301
48,286	Sara Lee Corp.	853,214
24,900	Tyson Foods, Inc. (Class A Stock)	477,831

		15,825,543

Gas Utilities 0.1%
2,900	Nicor, Inc.	155,730
8,600	ONEOK, Inc.	575,168

		730,898

Healthcare Equipment & Supplies 1.8%
44,974	Baxter International, Inc.	2,418,252
17,612	Becton, Dickinson and Co.	1,402,267
117,772	Boston Scientific Corp.(a)	846,781
7,012	C.R. Bard, Inc.(b)	696,362
17,786	CareFusion Corp.(a)	501,565

See Notes to Financial Statements.

Prudential Investment Portfolios 8/Prudential Stock Index Fund	13

Portfolio of Investments

as of March 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Healthcare Equipment & Supplies (cont’d.)
37,500	Covidien PLC	$1,947,750
11,300	DENTSPLY International, Inc.	417,987
3,200	Intuitive Surgical, Inc.(a)	1,067,072
83,658	Medtronic, Inc.	3,291,942
25,564	St. Jude Medical, Inc.	1,310,411
25,600	Stryker Corp.	1,556,480
9,300	Varian Medical Systems, Inc.(a)(b)	629,052
14,211	Zimmer Holdings, Inc.(a)	860,192

		16,946,113

Healthcare Providers & Services 2.0%
31,472	Aetna, Inc.	1,177,997
22,800	AmerisourceBergen Corp.	901,968
27,173	Cardinal Health, Inc.	1,117,626
21,491	CIGNA Corp.	951,621
11,650	Coventry Health Care, Inc.(a)	371,519
8,100	DaVita, Inc.(a)	692,631
40,700	Express Scripts, Inc.(a)	2,263,327
13,710	Humana, Inc.(a)	958,877
7,500	Laboratory Corp. of America Holdings(a)(b)	690,975
20,176	McKesson Corp.	1,594,913
31,468	Medco Health Solutions, Inc.(a)	1,767,243
7,600	Patterson Cos., Inc.	244,644
11,100	Quest Diagnostics, Inc.	640,692
28,772	Tenet Healthcare Corp.(a)	214,351
85,348	UnitedHealth Group, Inc.	3,857,730
30,000	WellPoint, Inc.	2,093,700

		19,539,814

Healthcare Technology 0.1%
5,400	Cerner Corp.(a)	600,480

Home Builders 0.1%
20,000	D.R. Horton, Inc.(b)	233,000
10,800	Lennar Corp. (Class A Stock)(b)	195,696
22,711	Pulte Group, Inc.(a)	168,061

		596,757

Hotels, Restaurants & Leisure 1.6%
33,500	Carnival Corp.	1,285,060

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure (cont’d.)
11,653	Darden Restaurants, Inc.	$572,512
21,600	International Game Technology	350,568
22,370	Marriott International, Inc. (Class A Stock)(b)	795,925
82,030	McDonald’s Corp.	6,241,663
58,300	Starbucks Corp.	2,154,185
14,300	Starwood Hotels & Resorts Worldwide, Inc.	831,116
14,351	Wyndham Worldwide Corp.	456,505
5,700	Wynn Resorts Ltd.	725,325
36,564	Yum! Brands, Inc.	1,878,658

		15,291,517

Household Durables 0.3%
11,508	Fortune Brands, Inc.	712,230
6,100	Harman International Industries, Inc.	285,602
12,600	Leggett & Platt, Inc.	308,700
23,627	Newell Rubbermaid, Inc.	451,984
11,988	Stanley Black & Decker, Inc.	918,281
5,885	Whirlpool Corp.	502,344

		3,179,141

Household Products 2.0%
10,432	Clorox Co.(b)	730,970
37,330	Colgate-Palmolive Co.	3,014,771
32,016	Kimberly-Clark Corp.	2,089,684
218,223	Procter & Gamble Co. (The)	13,442,537

		19,277,962

Independent Power Producers & Energy Traders 0.2%
54,100	AES Corp. (The)(a)	703,300
18,829	Constellation Energy Group, Inc.	586,147
20,300	NRG Energy, Inc.(a)(b)	437,262

		1,726,709

Industrial Conglomerates 2.4%
55,498	3M Co.	5,189,063
830,972	General Electric Co.	16,660,989
37,900	Tyco International Ltd. (Switzerland)(b)	1,696,783

		23,546,835

See Notes to Financial Statements.

Prudential Investment Portfolios 8/Prudential Stock Index Fund	15

Portfolio of Investments

as of March 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Insurance 3.7%
26,800	ACE Ltd. (Switzerland)	$1,733,960
36,100	Aflac, Inc.	1,905,358
42,708	Allstate Corp. (The)	1,357,260
8,901	American International Group, Inc.(a)(b)	312,781
24,789	Aon Corp.	1,312,826
9,800	Assurant, Inc.	377,398
134,600	Berkshire Hathaway, Inc. (Class B Stock)(a)	11,256,598
24,168	Chubb Corp.	1,481,740
11,207	Cincinnati Financial Corp.	367,590
37,000	Genworth Financial, Inc. (Class A Stock)(a)	498,020
33,453	Hartford Financial Services Group, Inc. (The)	900,889
23,851	Lincoln National Corp.	716,484
23,917	Loews Corp.	1,030,584
42,140	Marsh & McLennan Cos., Inc.	1,256,193
81,100	MetLife, Inc.	3,627,603
24,800	Principal Financial Group, Inc.	796,328
51,516	Progressive Corp. (The)	1,088,533
37,300	Prudential Financial, Inc.(c)	2,296,934
6,215	Torchmark Corp.	413,173
34,611	Travelers Cos., Inc. (The)	2,058,662
24,126	Unum Group	633,308
24,100	XL Group PLC (Ireland) (Class A Stock)	592,860

		36,015,082

Internet & Catalog Retail 0.8%
27,400	Amazon.com, Inc.(a)	4,935,562
17,300	Expedia, Inc.(b)	392,018
2,700	NetFlix, Inc.(a)(b)	640,791
3,700	priceline.com, Inc.(a)	1,873,828

		7,842,199

Internet Software & Services 1.8%
15,500	Akamai Technologies, Inc.(a)	589,000
87,600	eBay, Inc.(a)	2,719,104
19,300	Google, Inc. (Class A Stock)(a)	11,313,853
8,400	Monster Worldwide, Inc.(a)(b)	133,560
14,600	VeriSign, Inc.	528,666
101,200	Yahoo!, Inc.(a)	1,684,980

		16,969,163

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

IT Services 3.0%
37,778	Automatic Data Processing, Inc.(b)	$1,938,389
23,300	Cognizant Technology Solutions Corp. (Class A Stock)(a)	1,896,620
12,751	Computer Sciences Corp.	621,356
17,400	Fidelity National Information Services, Inc.	568,806
12,800	Fiserv, Inc.(a)	802,816
95,934	International Business Machines Corp.	15,643,957
7,700	MasterCard, Inc. (Class A Stock)	1,938,244
26,125	Paychex, Inc.	819,280
21,600	SAIC, Inc.(a)	365,472
12,300	Teradata Corp.(a)	623,610
15,371	Total System Services, Inc.	276,986
38,900	Visa, Inc. (Class A Stock)	2,863,818
49,852	Western Union Co. (The)	1,035,426

		29,394,780

Leisure Equipment & Products 0.1%
9,654	Hasbro, Inc.	452,193
28,113	Mattel, Inc.	700,857

		1,153,050

Life Sciences Tools & Services 0.5%
27,398	Agilent Technologies, Inc.(a)	1,226,882
16,452	Life Technologies Corp.(a)	862,414
9,670	PerkinElmer, Inc.	254,031
32,002	Thermo Fisher Scientific, Inc.(a)	1,777,711
7,600	Waters Corp.(a)	660,440

		4,781,478

Machinery 2.4%
49,056	Caterpillar, Inc.	5,462,386
15,116	Cummins, Inc.	1,657,016
41,800	Danaher Corp.	2,169,420
33,580	Deere & Co.	3,253,566
17,462	Dover Corp.	1,147,952
27,708	Eaton Corp.	1,536,131
4,400	Flowserve Corp.	566,720
39,936	Illinois Tool Works, Inc.	2,145,362
24,700	Ingersoll-Rand PLC (Ireland)(b)	1,193,257
7,300	Joy Global, Inc.	721,313
28,264	PACCAR, Inc.	1,479,620

See Notes to Financial Statements.

Prudential Investment Portfolios 8/Prudential Stock Index Fund	17

Portfolio of Investments

as of March 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Machinery (cont’d.)
8,404	Pall Corp.	$484,154
13,238	Parker Hannifin Corp.	1,253,374
4,542	Snap-On, Inc.	272,793

		23,343,064

Media 3.2%
17,500	Cablevision Systems Corp. (Class A Stock)	605,675
52,476	CBS Corp. (Class B Stock)	1,313,999
217,185	Comcast Corp. (Class A Stock)	5,368,813
62,300	DIRECTV (Class A Stock)(a)	2,915,640
21,200	Discovery Communications, Inc. (Class A Stock)(a)(b)	845,880
18,489	Gannett Co., Inc.	281,587
37,912	Interpublic Group of Cos., Inc.	476,554
23,600	McGraw-Hill Cos., Inc. (The)	929,840
178,900	News Corp. (Class A Stock)	3,141,484
20,934	Omnicom Group, Inc.	1,027,022
7,500	Scripps Networks Interactive, Inc. (Class A Stock)	375,675
82,974	Time Warner, Inc.	2,962,172
27,281	Time Warner Cable, Inc.	1,946,227
47,376	Viacom, Inc. (Class B Stock)	2,203,932
147,113	Walt Disney Co. (The)	6,339,099
400	Washington Post Co. (The) (Class B Stock)(b)	175,024

		30,908,623

Metals & Mining 1.1%
6,000	AK Steel Holding Corp.	94,680
83,644	Alcoa, Inc.	1,476,317
6,418	Allegheny Technologies, Inc.(b)	434,627
9,600	Cliffs Natural Resources, Inc.	943,488
73,092	Freeport-McMoRan Copper & Gold, Inc.	4,060,261
38,197	Newmont Mining Corp.	2,084,792
24,512	Nucor Corp.	1,128,042
3,000	Titanium Metals Corp.(a)	55,740
11,109	United States Steel Corp.(b)	599,219

		10,877,166

Multiline Retail 0.7%
5,424	Big Lots, Inc.(a)	235,564
11,100	Family Dollar Stores, Inc.	569,652
15,184	J.C. Penney Co., Inc.	545,257

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Multiline Retail (cont’d.)
24,300	Kohl’s Corp.	$1,288,872
34,782	Macy’s, Inc.	843,811
13,400	Nordstrom, Inc.	601,392
2,907	Sears Holdings Corp.(a)(b)	240,264
55,682	Target Corp.	2,784,657

		7,109,469

Multi-Utilities 1.2%
18,769	Ameren Corp.	526,846
28,579	CenterPoint Energy, Inc.	501,847
16,900	CMS Energy Corp.(b)	331,916
21,051	Consolidated Edison, Inc.	1,067,707
45,104	Dominion Resources, Inc.	2,016,149
13,987	DTE Energy Co.	684,803
6,208	Integrys Energy Group, Inc.	313,566
24,000	NiSource, Inc.(b)	460,320
29,752	PG&E Corp.	1,314,443
38,794	Public Service Enterprise Group, Inc.	1,222,399
8,200	SCANA Corp.(b)	322,834
18,598	Sempra Energy	994,993
15,900	TECO Energy, Inc.	298,284
18,800	Wisconsin Energy Corp.	573,400
35,383	Xcel Energy, Inc.	845,300

		11,474,807

Office Electronics 0.1%
117,500	Xerox Corp.	1,251,375

Oil, Gas & Consumable Fuels 10.5%
38,836	Anadarko Petroleum Corp.	3,181,445
29,548	Apache Corp.	3,868,424
7,900	Cabot Oil & Gas Corp.	418,463
50,200	Chesapeake Energy Corp.	1,682,704
157,092	Chevron Corp.	16,876,394
113,757	ConocoPhillips	9,084,634
15,200	Consol Energy, Inc.	815,176
30,900	Denbury Resources, Inc.(a)(b)	753,960
33,900	Devon Energy Corp.	3,111,003
56,304	El Paso Corp.	1,013,472
19,300	EOG Resources, Inc.	2,287,243

See Notes to Financial Statements.

Prudential Investment Portfolios 8/Prudential Stock Index Fund	19

Portfolio of Investments

as of March 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
11,600	EQT Corp.	$578,840
387,002	Exxon Mobil Corp.	32,558,478
24,134	Hess Corp.	2,056,458
56,578	Marathon Oil Corp.	3,016,173
6,500	Massey Energy Co.(b)	444,340
15,000	Murphy Oil Corp.	1,101,300
10,400	Newfield Exploration Co.(a)	790,504
13,700	Noble Energy, Inc.	1,324,105
63,776	Occidental Petroleum Corp.	6,663,954
20,500	Peabody Energy Corp.	1,475,180
8,800	Pioneer Natural Resources Co.	896,896
12,700	QEP Resources, Inc.	514,858
13,000	Range Resources Corp.	759,980
27,500	Southwestern Energy Co.(a)	1,181,675
50,284	Spectra Energy Corp.	1,366,719
10,128	Sunoco, Inc.	461,736
8,400	Tesoro Corp.(a)	225,372
43,100	Valero Energy Corp.	1,285,242
45,792	Williams Cos., Inc. (The)	1,427,795

		101,222,523

Paper & Forest Products 0.2%
37,784	International Paper Co.	1,140,321
15,435	MeadWestvaco Corp.	468,144

		1,608,465

Personal Products 0.2%
31,944	Avon Products, Inc.	863,766
9,300	Estee Lauder Cos., Inc. (The) (Class A Stock)	896,148

		1,759,914

Pharmaceuticals 5.1%
121,174	Abbott Laboratories	5,943,585
23,264	Allergan, Inc.	1,652,209
133,479	Bristol-Myers Squibb Co.	3,527,850
77,697	Eli Lilly & Co.	2,732,604
22,400	Forest Laboratories, Inc.(a)	723,520
10,507	Hospira, Inc.(a)	579,987
213,169	Johnson & Johnson	12,630,263
241,433	Merck & Co., Inc.	7,969,703

See Notes to Financial Statements.

20	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)
30,100	Mylan, Inc.(a)	$682,367
620,023	Pfizer, Inc.	12,592,667
9,700	Watson Pharmaceuticals, Inc.(a)	543,297

		49,578,052

Professional Services 0.1%
3,600	Dun & Bradstreet Corp. (The)	288,864
9,430	Equifax, Inc.	366,355
10,400	Robert Half International, Inc.	318,240

		973,459

Real Estate Investment Trust 1.5%
9,080	Apartment Investment & Management Co. (Class A Stock)	231,268
6,211	AvalonBay Communities, Inc.	745,817
11,200	Boston Properties, Inc.	1,062,320
22,000	Equity Residential	1,241,020
28,700	HCP, Inc.	1,088,878
12,200	Health Care REIT, Inc.(b)	639,768
51,336	Host Hotels & Resorts, Inc.(b)	904,027
31,000	Kimco Realty Corp.	568,540
11,200	Plum Creek Timber Co., Inc.(b)	488,432
42,700	ProLogis	682,346
11,200	Public Storage	1,242,192
23,139	Simon Property Group, Inc.	2,479,575
11,700	Ventas, Inc.	635,310
12,584	Vornado Realty Trust	1,101,100
42,759	Weyerhaeuser Co.	1,051,871

		14,162,464

Real Estate Management & Development 0.1%
21,600	C.B. Richard Ellis Group, Inc. (Class A Stock)(a)	576,720

Road & Rail 0.8%
29,706	CSX Corp.	2,334,892
27,311	Norfolk Southern Corp.	1,891,833
3,721	Ryder System, Inc.(b)	188,282
37,858	Union Pacific Corp.	3,722,577

		8,137,584

See Notes to Financial Statements.

Prudential Investment Portfolios 8/Prudential Stock Index Fund	21

Portfolio of Investments

as of March 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment 2.4%
47,124	Advanced Micro Devices, Inc.(a)(b)	$405,266
24,300	Altera Corp.(b)	1,069,686
23,600	Analog Devices, Inc.	929,368
103,088	Applied Materials, Inc.	1,610,235
34,800	Broadcom Corp. (Class A Stock)	1,370,424
3,500	First Solar, Inc.(a)(b)	562,940
436,888	Intel Corp.	8,812,031
13,620	KLA-Tencor Corp.	645,180
17,500	Linear Technology Corp.	588,525
49,844	LSI Corp.(a)	338,939
15,300	MEMC Electronic Materials, Inc.(a)	198,288
14,200	Microchip Technology, Inc.(b)	539,742
63,616	Micron Technology, Inc.(a)	729,039
17,552	National Semiconductor Corp.	251,696
8,600	Novellus Systems, Inc.(a)	319,318
45,800	NVIDIA Corp.(a)	845,468
14,100	Teradyne, Inc.(a)(b)	251,121
91,352	Texas Instruments, Inc.	3,157,125
17,600	Xilinx, Inc.	577,280

		23,201,671

Software 3.5%
38,840	Adobe Systems, Inc.(a)	1,287,934
17,820	Autodesk, Inc.(a)	786,040
13,100	BMC Software, Inc.(a)	651,594
28,858	CA, Inc.	697,787
14,600	Citrix Systems, Inc.(a)	1,072,516
16,600	Compuware Corp.(a)	191,730
23,300	Electronic Arts, Inc.(a)	455,049
22,800	Intuit, Inc.(a)	1,210,680
581,512	Microsoft Corp.	14,747,144
29,602	Novell, Inc.(a)	175,540
299,940	Oracle Corp.	10,008,998
16,200	Red Hat, Inc.(a)	735,318
7,550	Salesforce.com, Inc.(a)	1,008,529
63,017	Symantec Corp.(a)	1,168,335

		34,197,194

Specialty Retail 1.8%
5,200	Abercrombie & Fitch Co. (Class A Stock)	305,240

See Notes to Financial Statements.

22	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Specialty Retail (cont’d.)
4,423	AutoNation, Inc.(a)(b)	$156,442
2,300	AutoZone, Inc.(a)(b)	629,188
20,500	Bed Bath & Beyond, Inc.(a)	989,535
26,600	Best Buy Co., Inc.	763,952
15,000	CarMax, Inc.(a)(b)	481,500
11,700	GameStop Corp. (Class A Stock)(a)(b)	263,484
35,613	Gap, Inc. (The)	806,991
129,184	Home Depot, Inc. (The)	4,787,559
23,822	Limited Brands, Inc.	783,267
108,896	Lowe’s Cos., Inc.	2,878,121
10,100	O’Reilly Automotive, Inc.(a)	580,346
6,854	RadioShack Corp.	102,879
10,000	Ross Stores, Inc.	711,200
58,625	Staples, Inc.	1,138,497
7,100	Tiffany & Co.	436,224
34,632	TJX Cos., Inc.	1,722,249
9,200	Urban Outfitters, Inc.(a)	274,436

		17,811,110

Textiles, Apparel & Luxury Goods 0.5%
25,000	Coach, Inc.	1,301,000
30,276	NIKE, Inc. (Class B Stock)(b)	2,291,893
5,100	Polo Ralph Lauren Corp.	630,615
7,434	V.F. Corp.	732,472

		4,955,980

Thrifts & Mortgage Finance 0.1%
40,900	Hudson City Bancorp, Inc.	395,912
26,700	People’s United Financial, Inc.(b)	335,886

		731,798

Tobacco 1.6%
163,779	Altria Group, Inc.	4,263,167
11,060	Lorillard, Inc.	1,050,811
139,179	Philip Morris International, Inc.	9,134,318
26,200	Reynolds American, Inc.	930,886

		15,379,182

Trading Companies & Distributors 0.1%
11,000	Fastenal Co.(b)	713,130

See Notes to Financial Statements.

Prudential Investment Portfolios 8/Prudential Stock Index Fund	23

Portfolio of Investments

as of March 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Trading Companies & Distributors (cont’d.)
4,574	W.W. Grainger, Inc.	$629,748

		1,342,878

Wireless Telecommunication Services 0.3%

31,200	American Tower Corp. (Class A Stock)(a)	1,616,784
15,800	MetroPCS Communications, Inc.(a)(b)	256,592
234,774	Sprint Nextel Corp.(a)	1,089,351

		2,962,727

	TOTAL LONG-TERM INVESTMENTS (cost $482,746,197)	938,296,606

SHORT-TERM INVESTMENTS 6.3%

Affiliated Money Market Mutual Fund 6.0%
58,033,327	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $58,033,327; includes $33,026,712 of cash collateral received for securities on loan) (Note 3)(c)(f)(g)	58,033,327

Principal Amount (000)
U.S. TREASURY SECURITY 0.3%
$ 2,500	U.S. Treasury Bill, 0.130%, 09/15/11 (cost 2,498,492)(d)(e)	2,498,145

	TOTAL SHORT-TERM INVESTMENTS (cost $60,531,819)	60,531,472

	TOTAL INVESTMENTS 103.3% (cost $543,278,016; Note 5)	998,828,078
	Liabilities in excess of other assets(h) (3.3%)	(32,055,124)

	NET ASSETS 100.0%	$966,772,954

The following abbreviation is used in the portfolio descriptions:

REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $32,063,864; cash collateral of $33,026,712 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

See Notes to Financial Statements.

24	Visit our website at www.prudentialfunds.com

(c)	Affiliated security.
(d)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(e)	Rate quoted represents yield-to-maturity as of purchase date.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(g)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(h)	Liabilities in excess of other assets include net unrealized appreciation on financial futures contracts as follows:

Open futures contracts outstanding at March 31, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2011	Unrealized Appreciation
	Long Positions:
30	S&P 500 E-mini Futures	Jun. 2011	$1,912,502	$1,981,500	$68,998
80	S&P 500 Index Futures	Jun. 2011	25,770,708	26,420,000	649,292

					$718,290

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Investment Portfolios 8/Prudential Stock Index Fund	25

Portfolio of Investments

as of March 31, 2011 (Unaudited) continued

The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$938,296,606	$—	$—
U.S. Treasury Security	—	2,498,145	—
Affiliated Money Market Mutual Fund	58,033,327	—	—
Other Financial Instruments*
Futures	718,290	—	—

Total	$997,048,223	$2,498,145	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2011 were as follows:

Oil, Gas & Consumable Fuels	10.5%
Affiliated Money Market Mutual Fund (including 3.4% of collateral received for securities on loan)	6.0
Pharmaceuticals	5.1
Computers & Peripherals	4.3
Diversified Financial Services	4.1
Insurance	3.7
Software	3.5
Media	3.2
IT Services	3.0
Commercial Banks	2.8
Aerospace & Defense	2.7
Diversified Telecommunication Services	2.7
Energy Equipment & Services	2.4
Industrial Conglomerates	2.4
Machinery	2.4
Semiconductors & Semiconductor Equipment	2.4
Beverages	2.3
Capital Markets	2.3
Food & Staples Retailing	2.2
Chemicals	2.1
Communications Equipment	2.0
Healthcare Providers & Services	2.0
Household Products	2.0
Healthcare Equipment & Supplies	1.8
Internet Software & Services	1.8

See Notes to Financial Statements.

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Specialty Retail	1.8%
Electric Utilities	1.6
Food Products	1.6
Hotels, Restaurants & Leisure	1.6
Tobacco	1.6
Real Estate Investment Trust	1.5
Biotechnology	1.2
Multi-Utilities	1.2
Metals & Mining	1.1
Air Freight & Logistics	1.0
Consumer Finance	0.8
Internet & Catalog Retail	0.8
Road & Rail	0.8
Multiline Retail	0.7
Automobiles	0.5
Commercial Services & Supplies	0.5
Electrical Equipment	0.5
Life Sciences Tools & Services	0.5
Textiles, Apparel & Luxury Goods	0.5
Electronic Equipment, Instruments & Components	0.4
Auto Components	0.3
Household Durables	0.3
U.S. Treasury Security	0.3
Wireless Telecommunication Services	0.3
Construction & Engineering	0.2
Containers & Packaging	0.2
Independent Power Producers & Energy Traders	0.2
Paper & Forest Products	0.2
Personal Products	0.2
Airlines	0.1
Distributors	0.1
Diversified Consumer Services	0.1
Gas Utilities	0.1
Healthcare Technology	0.1
Home Builders	0.1
Leisure Equipment & Products	0.1
Office Electronics	0.1
Professional Services	0.1
Real Estate Management & Development	0.1
Thrifts & Mortgage Finance	0.1
Trading Companies & Distributors	0.1

103.3
Liabilities in excess of other assets	(3.3)

100.0%

See Notes to Financial Statements.

Prudential Investment Portfolios 8/Prudential Stock Index Fund	27

Portfolio of Investments

as of March 31, 2011 (Unaudited) continued

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of March 31, 2011 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due to broker—variation margin	$718,290	*	—	—

*	Includes cumulative appreciation/depreciation on futures contracts as reported in Portfolio of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended March 31, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures
Equity contracts	$4,015,998

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures
Equity contracts	$392,109

For the six months ended March 31, 2011, the Fund’s average value at trade date for futures long position was $24,084,158.

See Notes to Financial Statements.

28	Visit our website at www.prudentialfunds.com

Financial Statements

(Unaudited)

MARCH 31, 2011	SEMIANNUAL REPORT

Prudential Investment Portfolios 8/

Prudential Stock Index Fund

Statement of Assets and Liabilities

as of March 31, 2011 (Unaudited)

Assets
Investments at value, including securities on loan of $32,063,864:
Unaffiliated investments (cost $484,084,423)	$938,497,817
Affiliated investments (cost $59,193,593)	60,330,261
Dividends and interest receivable	1,197,828
Receivable for Fund shares sold	1,072,357
Receivable for investments sold	952,742
Prepaid expenses	6,910

Total assets	1,002,057,915

Liabilities
Payable to broker for collateral for securities on loan	33,026,712
Payable for investments purchased	763,609
Payable for Fund shares reacquired	729,131
Accrued expenses	441,095
Affiliated transfer agent fee payable	138,146
Management fee payable	64,768
Due to broker—variation margin	62,350
Distribution fee payable	59,150

Total liabilities	35,284,961

Net assets	$966,772,954

Net assets were comprised of:
Common stock, at par	$33,000
Paid-in capital in excess of par	612,135,784

612,168,784
Undistributed net investment income	3,947,368
Accumulated net realized loss on investment and financial futures transactions	(105,611,550)
Net unrealized appreciation on investments and financial futures contracts	456,268,352

Net assets, March 31, 2011	$966,772,954

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($141,616,103 ÷ 4,840,030 shares of common stock issued and outstanding)	$29.26
Maximum sales charge (3.25% of offering price)	0.98

Maximum offering price to public	$30.24

Class B
Net asset value, offering price and redemption price per share ($2,519,060 ÷ 86,464 shares of common stock issued and outstanding)	$29.13

Class C
Net asset value, offering price and redemption price per share ($25,000,565 ÷ 857,846 shares of common stock issued and outstanding)	$29.14

Class I
Net asset value, offering price and redemption price per share ($401,828,035 ÷ 13,710,026 shares of common stock issued and outstanding)	$29.31

Class Z
Net asset value, offering price and redemption price per share ($395,809,191 ÷ 13,505,984 shares of common stock issued and outstanding)	$29.31

See Notes to Financial Statements.

Prudential Investment Portfolios 8/Prudential Stock Index Fund	31

Statement of Operations

Six Months Ended March 31, 2011 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income	$8,899,920
Affiliated dividend income	75,183
Affiliated income from securities loaned, net	45,011
Unaffiliated interest	2,289

Total income	9,022,403

Expenses
Management fee	1,363,096
Distribution fee—Class A	192,342
Distribution fee—Class B	23,255
Distribution fee—Class C	120,504
Transfer agent fee—Class A (including affiliated expense of $32,600)	68,000
Transfer agent fee—Class B (including affiliated expense of $2,600)	16,000
Transfer agent fee—Class C (including affiliated expense of $2,100)	6,000
Transfer agent fee—Class l (including affiliated expense of $106,600)	132,000
Transfer agent fee—Class Z (including affiliated expense of $224,900)	253,000
Custodian’s fees and expenses	50,000
Registration fees	37,000
Reports to shareholders	33,000
Trustee’ fees	17,000
Legal fees and expenses	15,000
Audit fee	11,000
Insurance	10,000
Miscellaneous	11,856

Total expenses	2,359,053
Less: Management fee waiver (Note 2)	(999,604)

Net expenses	1,359,449

Net investment income	7,662,954

Realized And Unrealized Gain (Loss) On Investments
Net realized gain on:
Investment transactions	1,414,828
Financial futures transactions	4,015,998

5,430,826

Net change in unrealized appreciation on:
Investments (including affiliated $276,020)	129,215,977
Financial futures contracts	392,109

129,608,086

Net gain on investments	135,038,912

Net Increase In Net Assets Resulting From Operations	$142,701,866

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2011	Year Ended September 30, 2010
Increase (Decrease) In Net Assets
Operations
Net investment income	$7,662,954	$14,631,172
Net realized gain on investment transactions	5,430,826	27,104,455
Net change in unrealized appreciation on investments	129,608,086	35,693,576

Net increase in net assets resulting from operations	142,701,866	77,429,203

Dividends from net investment income (Note 1)
Class A	(1,709,401)	(1,492,327)
Class B	(32,025)	(115,611)
Class C	(204,275)	(226,150)
Class I	(6,422,273)	(6,418,487)
Class Z	(6,227,464)	(7,748,518)

	(14,595,438)	(16,001,093)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	114,624,579	179,697,499
Net asset value of shares issued in reinvestment of dividends	14,185,828	14,343,829
Cost of shares reacquired	(107,916,559)	(284,285,080)

Net increase (decrease) in net assets from Fund share transactions	20,893,848	(90,243,752)

Total increase (decrease)	149,000,276	(28,815,642)

Net Assets:
Beginning of period	817,772,678	846,588,320

End of period(a)	$966,772,954	$817,772,678

(a) Includes undistributed net investment income of:	$3,947,368	$10,879,852

See Notes to Financial Statements.

Prudential Investment Portfolios 8/Prudential Stock Index Fund	33

Notes to Financial Statements

(Unaudited)

The Prudential Investment Portfolios 8 (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Trust was established as a Delaware business trust on May 11, 1992 and currently consists of one fund, which is the Prudential Stock Index Fund (the “Fund”). Investment operations of the Fund commenced on November 5, 1992. The Fund’s investment objective is to provide investment results that correspond to the price and yield performance of Standard & Poor’s 500 Composite Stock Price Index.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price.

Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser(s); to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before

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the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days, are valued at fair value.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts. The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Prudential Investment Portfolios 8/Prudential Stock Index Fund	35

Notes to Financial Statements

(Unaudited) continued

Risk: Financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution and transfer agent fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Transfer agent fees are incurred based on shareholder activity and number of accounts for each class.

Dividends and Distributions: Dividends from net investment income and distributions from net capital and currency gains in excess of a capital loss carryforward, if any, are declared and paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid in capital in excess of par, as appropriate.

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Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA furnishes investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. PI pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .30% of the average daily net assets of the Fund up to $1 billion and .25% in excess of $1 billion. Effective June 1, 2007 to January 31, 2012, the Fund’s manager has agreed to contractually waive a portion of its management fee, so that the effective management fee for the Fund will be .08% of the average daily net assets of Fund. The effective management fee rate was .08% of the average daily net assets for the six months ended March 31, 2011.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class I and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution, (the “Class A, B and C plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class I and Class Z shares of the Fund.

Prudential Investment Portfolios 8/Prudential Stock Index Fund	37

Notes to Financial Statements

(Unaudited) continued

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution- related activities at an annual rate of up to .30%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively.

PIMS has advised the Fund that it received $21,278 in front-end sales charges resulting from sales of Class A shares during the six months ended March 31, 2011. From these fees, PIMS paid sales charges to dealers who in turn paid commissions to salespersons, and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended March 31, 2011, it received $1, $295 and $1,155 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B and Class C shareholders, respectively.

PI, QMA and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable. The Fund’s Class I and Class Z shares are subject to a transfer agent fee of .07% and .13% of the average daily net assets of the Class I and Class Z shares, respectively. Classes A, B, and C each compensate PMFS for its services as they are incurred.

Prudential Investment Management Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended March 31, 2011, PIM has been compensated approximately $13,000 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

38	Visit our website at www.prudentialfunds.com

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2011 aggregated $33,230,061 and $21,136,815 respectively.

Note 5. Distributions and Tax Information

For federal income tax purposes, the Fund had a capital loss carryforward as of September 30, 2010 of approximately $94,631,000 of which $44,486,000 expires in 2011, $1,967,000 expires in 2012, $16,903,000 expires in 2013 and $31,275,000 expires in 2014. The Fund utilized approximately $19,153,000 of its capital loss carryforward during fiscal year ended September 30, 2010. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, any post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to the taxable years beginning prior to the effective date of the Act may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2011 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$559,363,033	$463,869,889	$(24,404,844)	$439,465,045

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales and Lehman Brothers securities adjustments as of the most recent fiscal year end.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Prudential Investment Portfolios 8/Prudential Stock Index Fund	39

Notes to Financial Statements

(Unaudited) continued

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class I and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3.25%. Certain investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a 1% contingent deferred sales charge, although they are not subject to an initial sales charge. Under certain limited circumstances, an exchange may be made from Class A shares to Class Z shares of the Fund. Class B shares are sold with a contingent deferred sales charge (“CDSC”) which declines from 5% to zero depending upon the period of time the shares are held. Class C shares are sold with a CDSC of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are not available for purchase by new investors. Class I and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value, currently of one series, divided into five classes, designated Class A, Class B, Class C, Class I and Class Z.

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Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended March 31, 2011:
Shares sold	568,826	$15,915,946
Shares issued in reinvestment of dividends	58,938	1,526,488
Shares reacquired	(419,244)	(11,644,855)

Net increase (decrease) in shares outstanding before conversion	208,520	5,797,579
Shares issued upon conversion from Class B	117,703	3,300,323
Shares reacquired upon conversion into Class Z	(432)	(11,659)

Net increase (decrease) in shares outstanding	325,791	$9,086,243

Year ended September 30, 2010:
Shares sold	1,552,533	$38,919,232
Shares issued in reinvestment of dividends	53,504	1,301,741
Shares reacquired	(1,102,194)	(27,058,125)

Net increase (decrease) in shares outstanding before conversion	503,843	13,162,848
Shares issued upon conversion from Class B	106,132	2,604,704

Net increase (decrease) in shares outstanding	609,975	$15,767,552

Class B
Six months ended March 31, 2011:
Shares sold	2,867	$80,351
Shares issued in reinvestment of dividends	1,186	30,736
Shares reacquired	(15,530)	(426,488)

Net increase (decrease) in shares outstanding before conversion	(11,477)	(315,401)
Shares reacquired upon conversion into Class A	(117,917)	(3,300,323)

Net increase (decrease) in shares outstanding	(129,394)	$(3,615,724)

Year ended September 30, 2010:
Shares sold	7,846	$188,732
Shares issued in reinvestment of dividends	4,645	113,093
Shares reacquired	(226,652)	(5,532,298)

Net increase (decrease) in shares outstanding before conversion	(214,161)	(5,230,473)
Shares reacquired upon conversion into Class A	(106,490)	(2,604,704)

Net increase (decrease) in shares outstanding	(320,651)	$(7,835,177)

Class C
Six months ended March 31, 2011:
Shares sold	30,964	$867,246
Shares issued in reinvestment of dividends	7,496	193,762
Shares reacquired	(78,636)	(2,177,824)

Net increase (decrease) in shares outstanding	(40,176)	$(1,116,816)

Year ended September 30, 2010:
Shares sold	69,906	$1,712,811
Shares issued in reinvestment of dividends	8,930	217,005
Shares reacquired	(168,130)	(4,091,889)

Net increase (decrease) in shares outstanding	(89,294)	$(2,162,073)

Prudential Investment Portfolios 8/Prudential Stock Index Fund	41

Notes to Financial Statements

(Unaudited) continued

Class I	Shares	Amount
Six months ended March 31, 2011:
Shares sold	2,020,393	$54,809,668
Shares issued in reinvestment of dividends	240,318	6,226,630
Shares reacquired	(1,247,083)	(34,464,638)

Net increase (decrease) in shares outstanding	1,013,628	$26,571,660

Year ended September 30, 2010:
Shares sold	1,502,335	$36,871,979
Shares issued in reinvestment of dividends	239,323	5,822,730
Shares reacquired	(2,864,500)	(70,324,918)

Net increase (decrease) in shares outstanding	(1,122,842)	$(27,630,209)

Class Z
Six months ended March 31, 2011:
Shares sold	1,543,513	$42,951,368
Shares issued in reinvestment of dividends	239,607	6,208,212
Shares reacquired	(2,145,081)	(59,202,754)

Net increase (decrease) in shares outstanding before conversion	(361,961)	(10,043,174)
Shares issued upon conversion from Class A	432	11,659

Net increase (decrease) in shares outstanding	(361,529)	$(10,031,515)

Year ended September 30, 2010:
Shares sold	4,139,238	$102,004,745
Shares issued in reinvestment of dividends	283,043	6,889,260
Shares reacquired	(7,284,071)	(177,277,850)

Net increase (decrease) in shares outstanding	(2,861,790)	$(68,383,845)

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $750 million for the period December 17, 2010 through December 16, 2011. The Funds pay an annualized commitment fee of 0.10% of the unused portion of the SCA. Prior to December 17, 2010, the Funds had another Syndicated Credit Agreement (the “Expired SCA”) of a $500 million commitment with an annualized commitment fee of 0.15% of the unused portion. Interest on any borrowings under these SCA’s is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The fund did not utilize the SCA during the period ended March 31, 2011.

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Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended March 31,		Year Ended September 30,
	2011(e)		2010(e)	2009(e)	2008	2007		2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$25.34		$23.48	$26.17	$34.18	$29.98		$27.57
Income (loss) from investment operations:
Net investment income	.20		.37	.42	.53	.46		.38
Net realized and unrealized gain (loss) on investment transactions	4.10		1.88	(2.51)	(8.04)	4.23		2.41
Total from investment operations	4.30		2.25	(2.09)	(7.51)	4.69		2.79
Less Dividends:
Dividends from net investment income	(.38)		(.39)	(.60)	(.50)	(.49)		(.38)
Net asset value, end of period	$29.26		$25.34	$23.48	$26.17	$34.18		$29.98
Total Return(b):	17.16%		9.63%	(7.22)%	(22.23)%	15.81%		10.21%

Ratios/Supplemental Data:
Net assets, end of period (000)	$141,616		$114,403	$91,654	$90,714	$113,940		$85,357
Average net assets (000)	$128,580		$104,488	$74,427	$103,974	$97,885		$81,562
Ratios to average net assets(a)(d):
Expenses, including distribution and service (12b-1) fees	.53%	(f)	.56%	.61%	.49% (c)	.59%	(c)	.65%	(c)
Expenses, excluding distribution and service (12b-1) fees	.23%	(f)	.26%	.31%	.21%	.34%		.40%
Net investment income	1.45%	(f)	1.50%	2.10%	1.70%	1.44%		1.32%
For Class A, B, C, I and Z shares:
Portfolio turnover rate	2%	(g)	5%	6%	4%	3%		3%

(a) Net of expense subsidy and/or management fee waiver, where applicable. If the investment manager had not reimbursed/waived expenses, the expense ratios including distribution and service (12b-1) fees would have been .75% for the six months ended March 31, 2011 and .78%, .83%, .70%, .67% and .67% for the years ended September 30, 2010, 2009, 2008, 2007 and 2006, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .45% for the six months ended March 31, 2011 and .48%, .53%, .42%, .42% and .42% for the years ended September 30, 2010, 2009, 2008, 2007 and 2006, respectively. The net investment income ratios would have been 1.23% for the six months ended March 31, 2011 and 1.28%, 1.88%, 1.49%, 1.36% and 1.30% for the years ended September 30, 2010, 2009, 2008, 2007 and 2006, respectively.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized.

(c) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares through January 31, 2008.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Calculated based on average shares outstanding during the period.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Investment Portfolios 8/Prudential Stock Index Fund	43

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended March 31,		Year Ended September 30,
	2011(d)		2010(d)	2009(d)	2008	2007	2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$25.18		$23.37	$25.92	$33.86	$29.70	$27.29
Income (loss) from investment operations:
Net investment income	.03		.15	.27	.23	.20	.16
Net realized and unrealized gain (loss) on investment transactions	4.07		1.88	(2.43)	(7.92)	4.22	2.39
Total from investment operations	4.10		2.03	(2.16)	(7.69)	4.42	2.55
Less Dividends:
Dividends from net investment income	(.15)		(.22)	(.39)	(.25)	(.26)	(.14)
Net asset value, end of period	$29.13		$25.18	$23.37	$25.92	$33.86	$29.70
Total Return(b):	16.37%		8.73%	(7.86)%	(22.85)%	14.96%	9.39%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,519		$5,435	$12,538	$29,580	$64,637	$82,204
Average net assets (000)	$4,664		$9,615	$15,863	$47,301	$77,195	$88,427
Ratios to average net assets(a)(c):
Expenses, including distribution and service (12b-1) fees	1.79%	(e)	1.46%	1.45%	1.31%	1.34%	1.40%
Expenses, excluding distribution and service (12b-1) fees	.79%	(e)	.46%	.45%	.31%	.34%	.40%
Net investment income	.23%	(e)	.60%	1.37%	.94%	.68%	.58%

(a) Net of expense subsidy and/or management fee waiver, where applicable. If the investment manager had not reimbursed/waived expenses, the expense ratios including distribution and service (12b-1) fees would have been 2.01% for the six months ended March 31, 2011 and 1.68%, 1.67%, 1.52%, 1.52% and 1.55% for the years ended September 30, 2010, 2009, 2008, 2007 and 2006, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been 1.01% for the six months ended March 31, 2011 and .68%, .67%, .52%, .52% and .55% for the years ended September 30, 2010, 2009, 2008, 2007 and 2006, respectively. The net investment income ratios would have been .01% for the six months ended March 31, 2011 and .38%, 1.15%, .73%, .50% and .43% for the years ended September 30, 2010, 2009, 2008, 2007 and 2006, respectively.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Calculated based on average shares outstanding during the period.
(e)	Annualized.

See Notes to Financial Statements.

44	Visit our website at www.prudentialfunds.com

Class C Shares
	Six Months Ended March 31,		Year Ended September 30,
	2011(d)		2010(d)	2009(d)	2008	2007	2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$25.18		$23.33	$25.90	$33.86	$29.71	$27.29
Income (loss) from investment operations:
Net investment income	.11		.21	.26	.25	.21	.16
Net realized and unrealized gain (loss) on investment transactions	4.08		1.87	(2.45)	(7.96)	4.20	2.40
Total from investment operations	4.19		2.08	(2.19)	(7.71)	4.41	2.56
Less Dividends:
Dividends from net investment income	(.23)		(.23)	(.38)	(.25)	(.26)	(.14)
Net asset value, end of period	$29.14		$25.18	$23.33	$25.90	$33.86	$29.71
Total Return(b):	16.77%		8.96%	(7.98)%	(22.91)%	14.92%	9.42%

Ratios/Supplemental Data:
Net assets, end of period (000)	$25,001		$22,615	$23,032	$28,701	$45,085	$42,921
Average net assets (000)	$24,167		$23,196	$20,821	$37,334	$44,982	$45,636
Ratios to average net assets(a)(c):
Expenses, including distribution and service (12b-1) fees	1.17%	(e)	1.19%	1.41%	1.36%	1.36%	1.40%
Expenses, excluding distribution and service (12b-1) fees	.17%	(e)	.19%	.41%	.36%	.36%	.40%
Net investment income	.81%	(e)	.86%	1.33%	.85%	.67%	.58%

(a) Net of expense subsidy and/or management fee waiver, where applicable. If the investment manager had not reimbursed/waived expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.39% for the six months ended March 31, 2011 and 1.41%, 1.63%, 1.57%, 1.47% and 1.46% for the years ended September 30, 2010, 2009, 2008, 2007 and 2006, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .39% for the six months ended March 31, 2011 and .41%, .63%, .57%, .47% and .46% for the years ended September 30, 2010, 2009, 2008, 2007 and 2006, respectively. The net investment income ratios would have been .59% for the six months ended March 31, 2011 and .64%, 1.11%, .64%, .56% and .52% for the years ended September 30, 2010, 2009, 2008, 2007 and 2006, respectively.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Calculated based on average shares outstanding during the period.

(e) Annualized.

See Notes to Financial Statements.

Prudential Investment Portfolios 8/Prudential Stock Index Fund	45

Financial Highlights

(Unaudited) continued

Class I Shares
	Six Months Ended March 31,		Year Ended September 30,
	2011(d)		2010(d)	2009(d)	2008	2007	2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$25.43		$23.55	$26.26	$34.31	$30.08	$27.66
Income (loss) from investment operations:
Net investment income	.25		.46	.51	.71	.62	.53
Net realized and unrealized gain (loss) on investment transactions	4.10		1.89	(2.54)	(8.16)	4.20	2.36
Total from investment operations	4.35		2.35	(2.03)	(7.45)	4.82	2.89
Less Dividends:
Dividends from net investment income	(.47)		(.47)	(.68)	(.60)	(.59)	(.47)
Net asset value, end of period	$29.31		$25.43	$23.55	$26.26	$34.31	$30.08
Total Return(b):	17.34%		10.08%	(6.85)%	(22.02)%	16.23%	10.56%

Ratios/Supplemental Data:
Net assets, end of period (000)	$401,828		$322,850	$325,476	$399,244	$703,556	$777,551
Average net assets (000)	$374,741		$321,048	$288,944	$567,523	$741,032	$860,728
Ratios to average net assets(a)(c):
Expenses, including distribution and service (12b-1) fees	.19%	(e)	.20%	.21%	.19%	.26%	.30%
Expenses, excluding distribution and service (12b-1) fees	.19%	(e)	.20%	.21%	.19%	.26%	.30%
Net investment income	1.80%	(e)	1.85%	2.53%	2.03%	1.77%	1.68%

(a) Net of expense subsidy and/or management fee waiver, where applicable. If the investment manager had not reimbursed/waived expenses, the expense ratios including distribution and service (12b-1) fees would have been .41% for the six months ended March 31, 2011 and .42%, .43%, .40%, .34% and .31% for the years ended September 30, 2010, 2009, 2008, 2007 and 2006, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .41% for the six months ended March 31, 2011 and .42%, .43%, .40%, .34% and .31% for the years ended September 30, 2010, 2009, 2008, 2007 and 2006, respectively. The net investment income ratios would have been 1.58% for the six months ended March 31, 2011 and 1.63%, 2.31%, 1.82%, 1.69% and 1.67% for the years ended September 30, 2010, 2009, 2008, 2007 and 2006, respectively.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Calculated based on average shares outstanding during the period.

(e) Annualized.

See Notes to Financial Statements.

46	Visit our website at www.prudentialfunds.com

Class Z Shares
	Six Months Ended March 31,		Year Ended September 30,
	2011(d)		2010(d)	2009(d)	2008	2007	2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$25.42		$23.54	$26.25	$34.29	$30.07	$27.64
Income (loss) from investment operations:
Net investment income	.24		.44	.50	.63	.60	.51
Net realized and unrealized gain (loss) on investment transactions	4.10		1.90	(2.54)	(8.09)	4.19	2.35
Total from investment operations	4.34		2.34	(2.04)	(7.46)	4.79	2.86
Less Dividends:
Dividends from net investment income	(.45)		(.46)	(.67)	(.58)	(.57)	(.43)
Net asset value, end of period	$29.31		$25.42	$23.54	$26.25	$34.29	$30.07
Total Return(b):	17.31%		10.03%	(6.93)%	(22.05)%	16.11%	10.53%

Ratios/Supplemental Data:
Net assets, end of period (000)	$395,809		$352,470	$393,887	$480,992	$693,797	$667,849
Average net assets (000)	$379,075		$383,488	$351,797	$599,595	$684,731	$697,473
Ratios to average net assets(a)(c):
Expenses, including distribution and service (12b-1) fees	.25%	(e)	.26%	.26%	.24%	.34%	.39%
Expenses, excluding distribution and service (12b 1) fees	.25%	(e)	.26%	.26%	.24%	.34%	.39%
Net investment income	1.73%	(e)	1.79%	2.48%	1.96%	1.69%	1.58%

(a) Net of expense subsidy and/or management fee waiver, where applicable. If the investment manager had not reimbursed/waived expenses, the expense ratios including distribution and service (12b-1) fees would have been .47% for the six months ended March 31, 2011 and .48%, .48%, .45%, .42% and .40% for the years ended September 30, 2010, 2009, 2008, 2007 and 2006, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .47% for the six months ended March 31, 2011 and .48%, .48%, .45%, .42% and .40% for the years ended September 30, 2010, 2009, 2008, 2007 and 2006, respectively. The net investment income ratios would have been 1.51% for the six months ended March 31, 2011 and 1.57%, 2.26%, 1.75%, 1.61% and 1.57% for the years ended September 30, 2010, 2009, 2008, 2007 and 2006, respectively.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Calculated based on average shares outstanding during the period.

(e) Annualized.

See Notes to Financial Statements.

Prudential Investment Portfolios 8/Prudential Stock Index Fund	47

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS

Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and, if available, the summary prospectus, contain this and other information about the Fund. An investor may obtain a prospectus and, if available, the summary prospectus, by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and, if available, the summary prospectus, should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Stock Index Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q under the Prudential Investment Portfolios 8 name. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Prudential Stock Index Fund
Share Class	A	B	C	I	Z
NASDAQ	PSIAX	PBSIX	PSICX	PDSIX	PSIFX
CUSIP	74441F108	74441F207	74441F306	74441F405	74441F504

MF174E2    0201194-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 8

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	May 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date:	May 23, 2011

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	May 23, 2011